Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Financial liabilities:
Carrying amounts of investments in equity method investees	¥ 4,113,431	¥ 3,482,292
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,392,000	60,051,000
Interest-earning deposits in other banks	105,632,000	53,990,000
Call loans and funds sold	1,738,000	1,802,000
Receivables under resale agreements	18,495,000	14,059,000
Receivables under securities borrowing transactions	5,001,000	4,556,000
Investment securities	24,844,000	21,520,000
Loans, net of allowance for credit losses	126,572,000	118,679,000
Other financial assets	11,787,000	10,108,000
Financial liabilities:
Non-interest-bearing	38,787,000	37,804,000
Interest-bearing	207,659,000	197,500,000
Total deposits	246,446,000	235,304,000
Call money and funds purchased	5,094,000	3,438,000
Payables under repurchase agreements	35,711,000	40,132,000
Payables under securities lending transactions	1,017,000	1,138,000
Due to trust account and other short-term borrowings	15,743,000	14,260,000
Long-term debt	39,743,000	38,704,000
Other financial liabilities	9,473,000	9,595,000
Carrying amounts of investments in equity method investees	4,113,000	3,482,000
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,392,000	60,051,000
Interest-earning deposits in other banks	105,632,000	53,990,000
Call loans and funds sold	1,738,000	1,802,000
Receivables under resale agreements	18,495,000	14,059,000
Receivables under securities borrowing transactions	5,001,000	4,556,000
Investment securities	24,558,000	21,386,000
Loans, net of allowance for credit losses	126,746,000	118,933,000
Other financial assets	11,787,000	10,108,000
Financial liabilities:
Non-interest-bearing	38,787,000	37,804,000
Interest-bearing	207,808,000	197,573,000
Total deposits	246,595,000	235,377,000
Call money and funds purchased	5,094,000	3,438,000
Payables under repurchase agreements	35,711,000	40,132,000
Payables under securities lending transactions	1,017,000	1,138,000
Due to trust account and other short-term borrowings	15,743,000	14,260,000
Long-term debt	39,010,000	37,928,000
Other financial liabilities	9,473,000	9,595,000
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,392,000	60,051,000
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	14,522,000	13,527,000
Loans, net of allowance for credit losses	2,000	2,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	105,632,000	53,990,000
Call loans and funds sold	1,738,000	1,802,000
Receivables under resale agreements	18,495,000	14,059,000
Receivables under securities borrowing transactions	5,001,000	4,556,000
Investment securities	7,457,000	5,354,000
Loans, net of allowance for credit losses	295,000	263,000
Other financial assets	11,787,000	10,108,000
Financial liabilities:
Non-interest-bearing	38,787,000	37,804,000
Interest-bearing	207,808,000	197,573,000
Total deposits	246,595,000	235,377,000
Call money and funds purchased	5,094,000	3,438,000
Payables under repurchase agreements	35,711,000	40,132,000
Payables under securities lending transactions	1,017,000	1,138,000
Due to trust account and other short-term borrowings	15,743,000	14,260,000
Long-term debt	39,010,000	37,928,000
Other financial liabilities	9,473,000	9,595,000
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	2,579,000	2,505,000
Loans, net of allowance for credit losses	126,449,000	118,668,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0